Offsets	Jun. 09, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	F-1
File Number	333-276933
Initial Filing Date	Feb. 07, 2024
Fee Offset Claimed	$ 2,137.59
Explanation for Claimed Amount	Represents registration fees previously paid in connection with the filing fee table included in the Company's Registration Statement on Form F-1 filed with the Securities and Exchange Commission on February 7, 2024 (File No. 333-276933), and additional registration fees previously paid in connection with the filing fee table included in Amendment No. 3 to the Company's Registration Statement on Form F-1 filed with the Securities and Exchange Commission on December 23, 2025 (File No. 333-276933). Because such previously paid registration fees cannot be reflected as "fees previously paid" in the current EDGAR filing fee table, such amount is presented as a fee offset for administrative purposes.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	QQJ, Inc
Form or Filing Type	F-1
File Number	333-276933
Filing Date	Dec. 23, 2025
Fee Paid with Fee Offset Source	$ 418.97
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	QQJ, Inc
Form or Filing Type	F-1
File Number	333-276933
Filing Date	Feb. 07, 2024
Fee Paid with Fee Offset Source	$ 1,718.62